UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4269
Van Kampen Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 5/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 36.7%
$1,450	Federal Home Loan Mortgage Corp., June (a)	5.500%	TBA	$1,497,805
3,407	Federal Home Loan Mortgage Corp.	5.000	10/01/35 to 01/01/37	3,492,938
18,544	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 11/01/37	19,179,881
5,350	Federal Home Loan Mortgage Corp. June (a)	6.500	TBA	5,693,572
821	Federal Home Loan Mortgage Corp.	7.500	01/01/30 to 10/01/32	901,531
264	Federal Home Loan Mortgage Corp.	8.000	01/01/31	291,252
191	Federal Home Loan Mortgage Corp.	8.500	06/01/30	208,977
20	Federal Home Loan Mortgage Corp.	9.000	01/01/30	22,738
21	Federal Home Loan Mortgage Corp.	9.500	12/01/22	23,437
22	Federal Home Loan Mortgage Corp.	10.000	12/01/19	24,598
39	Federal Home Loan Mortgage Corp.	10.500	12/01/19	44,899
3,850	Federal National Mortgage Association, June (a)	4.500	TBA	3,942,639
8,950	Federal National Mortgage Association, June (a)	5.500	TBA	9,253,459
1,150	Federal National Mortgage Association, June (a)	6.500	TBA	1,225,289
9,232	Federal National Mortgage Association	5.000	05/01/36 to 03/01/39	9,467,711
11,934	Federal National Mortgage Association	5.500	02/01/38 to 08/01/38	12,368,796

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$5,586	Federal National Mortgage Association (a)	5.500%	04/01/37	$5,782,532
11,771	Federal National Mortgage Association	6.000	05/01/38	12,340,061
4,225	Federal National Mortgage Association (a)	6.000	TBA	4,456,065
386	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	415,485
10	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	10,947
618	Federal National Mortgage Association	7.500	03/01/21 to 08/01/32	680,475
419	Federal National Mortgage Association	8.000	01/01/30 to 06/01/32	463,787
470	Federal National Mortgage Association	8.500	06/01/30 to 01/01/31	516,056
12	Federal National Mortgage Association	9.000	08/01/25	13,532
201	Federal National Mortgage Association	9.500	07/01/16 to 04/01/30	225,883
78	Federal National Mortgage Association	10.000	10/01/18	87,203
87	Federal National Mortgage Association	10.500	03/01/18 to 03/01/21	98,293
182	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	200,714
21	Government National Mortgage Association	8.500	08/15/26	23,323
49	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	53,545

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$31	Government National Mortgage Association	10.000%	04/15/16	$33,684

	Total Mortgage Backed Securities 36.7%			93,041,107

	Corporate Bonds 26.6%
	Aerospace & Defense 0.1%
220	Boeing Co.	6.000	03/15/19	235,169
67	Systems 2001 Asset Trust LLC, Ser C (Cayman Islands) (b)	6.664	09/15/13	61,973

				297,142

	Automotive 0.2%
260	DaimlerChrysler NA Holding LLC	8.500	01/18/31	259,574
170	Harley-Davidson Funding Corp., Ser C (b)	6.800	06/15/18	139,340
135	PACCAR, Inc.	6.875	02/15/14	147,389

				546,303

	Banking 4.4%
170	American Express Co.	8.125	05/20/19	170,811
1,360	Bank of America Corp.	5.750	12/01/17	1,216,698
220	Bank of America Corp.	7.625	06/01/19	222,903
130	Bank of America Corp., Ser L	5.650	05/01/18	116,532
315	Bank of New York Mellon Corp.	4.500	04/01/13	319,091
365	Bank of New York Mellon Corp.	5.125	08/27/13	377,484
550	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	546,291
345	BB&T Corp.	6.850	04/30/19	347,725
65	Capital One Financial Corp.	7.375	05/23/14	67,041
205	Citigroup, Inc.	5.875	05/29/37	164,534
330	Citigroup, Inc.	6.125	05/15/18	294,893
300	Citigroup, Inc.	8.500	05/22/19	311,138

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$120	Credit Suisse First Boston USA, Inc.	5.125%	08/15/15	$117,340
325	Credit Suisse New York (Switzerland)	5.500	05/01/14	328,600
2,120	Goldman Sachs Group, Inc.	6.150	04/01/18	2,050,021
360	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	255,666
1,130	JPMorgan Chase & Co.	4.750	05/01/13	1,162,933
620	JPMorgan Chase & Co.	6.000	01/15/18	618,098
190	JPMorgan Chase & Co.	6.300	04/23/19	189,377
160	Nationwide Building Society (United Kingdom) (b)	4.250	02/01/10	159,359
135	State Street Corp.	4.300	05/30/14	134,843
200	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	181,830
385	US Bancorp	4.200	05/15/14	383,762
215	Wachovia Corp.	5.500	05/01/13	219,236
1,375	Wells Fargo & Co.	5.625	12/11/17	1,310,847

				11,267,053

	Brokerage 0.5%
115	Bear Stearns Co., Inc.	5.550	01/22/17	106,128
305	Bear Stearns Co., Inc.	7.250	02/01/18	314,940
135	Credit Suisse New York (Switzerland)	5.000	05/15/13	134,454
155	Credit Suisse New York (Switzerland)	6.000	02/15/18	144,289
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	160,535
580	Merrill Lynch & Co., Inc.	6.875	04/25/18	539,143

				1,399,489

	Building Materials 0.1%
420	CRH America, Inc.	6.000	09/30/16	353,316

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals 0.2%
$230	E.I. Du Pont de Nemours & Co.	6.000%	07/15/18	$245,014
195	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	206,988

				452,002

	Construction Machinery 0.1%
115	Caterpillar Financial Services Corp.	4.900	08/15/13	114,273
270	John Deere Capital Corp.	5.750	09/10/18	272,000

				386,273

	Consumer Products 0.5%
460	Philips Electronics NV (Netherlands)	5.750	03/11/18	463,039
555	Procter & Gamble Co.	4.700	02/15/19	552,301
140	Proctor & Gamble Co.	4.600	01/15/14	147,655

				1,162,995

	Diversified Manufacturing 0.7%
70	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	57,760
85	Cooper Industries, Inc.	5.250	11/15/12	89,221
265	Emerson Electric Co.	4.875	10/15/19	264,558
125	Emerson Electric Co.	5.000	04/15/19	125,525
735	General Electric Co.	5.250	12/06/17	729,246
270	Honeywell International, Inc.	5.300	03/01/18	278,652
210	Parker Hannifin Corp.	5.500	05/15/18	203,024

				1,747,986

	Electric 2.1%
150	Alabama Power Co., Ser 2008B	5.800	11/15/13	162,793
50	Consumers Energy Co., Ser K	4.400	08/15/09	50,144
35	Detroit Edison Co.	6.125	10/01/10	36,130

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$720	Electricite de France SA (France) (b)	6.500%	01/26/19	$779,334
725	E.ON International Finance BV (Netherlands) (b)	5.800	04/30/18	732,892
245	FPL Group Capital, Inc.	6.000	03/01/19	255,209
105	Georgia Power Co.	6.000	11/01/13	114,729
350	NiSource Finance Corp. (c)	1.231	11/23/09	344,833
180	NiSource Finance Corp.	6.800	01/15/19	161,545
375	Ohio Edison Co.	6.400	07/15/16	368,844
70	Pacificorp	5.500	01/15/19	72,686
320	Peco Energy Co.	5.350	03/01/18	321,258
190	PPL Energy Supply LLC	6.300	07/15/13	197,978
120	Progress Energy Carolina	5.300	01/15/19	123,250
230	Progress Energy, Inc.	7.050	03/15/19	246,908
60	Public Service Co. of Colorado	5.800	08/01/18	64,438
255	Public Service Co. of Colorado	6.500	08/01/38	277,769
75	Southern Co.	4.150	05/15/14	75,155
75	Southwestern Electric Power Co., Ser G	6.450	01/15/19	74,771
245	Union Electric Co.	6.700	02/01/19	247,712
475	Virginia Electric & Power Co.	8.875	11/15/38	621,604

				5,329,982

	Entertainment 0.1%
330	Time Warner, Inc.	7.700	05/01/32	303,300

	Financial 0.1%
255	NYSE Euronext	4.800	06/28/13	262,073

	Food/Beverage 1.8%
125	Anheuser-Busch InBev Worldwide, Inc. (b)	5.375	11/15/14	125,561

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$350	Anheuser-Busch InBev Worldwide, Inc. (b)	7.200%	01/15/14	$375,780
255	Archer-Daniels-Midland Co.	5.450	03/15/18	261,325
40	Archer-Daniels-Midland Co.	6.450	01/15/38	41,741
345	Coca-Cola Co.	4.875	03/15/19	345,769
135	ConAgra Foods, Inc.	7.000	10/01/28	132,808
400	ConAgra Foods, Inc.	8.250	09/15/30	441,821
305	Diageo Capital PLC (United Kingdom)	5.750	10/23/17	311,053
250	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	278,118
285	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	287,339
390	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	344,964
165	General Mills, Inc.	5.250	08/15/13	172,081
565	General Mills, Inc.	5.650	02/15/19	579,140
420	Kraft Foods, Inc.	6.125	02/01/18	429,295
340	Kraft Foods, Inc.	6.125	08/23/18	347,892
70	Kraft Foods, Inc.	6.750	02/19/14	76,226
70	Kraft Foods, Inc.	7.000	08/11/37	72,049

				4,622,962

	Gaming & Leisure 0.2%
390	MGM Mirage, Inc. (b)	13.000	11/15/13	428,025

	Health Care 0.4%
110	Baxter International, Inc.	5.375	06/01/18	112,999
130	Hospira, Inc.	6.400	05/15/15	132,288
405	Medco Health Solutions, Inc.	7.125	03/15/18	404,416
305	UnitedHealth Group, Inc.	6.000	02/15/18	285,431

				935,134

	Independent Energy 0.7%
225	Apache Corp.	6.900	09/15/18	252,068

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$320	Devon Financing Corp., ULC (Canada)	7.875%	09/30/31	$357,783
225	Encana Corp. (Canada)	5.900	12/01/17	225,118
95	Encana Corp. (Canada)	6.500	05/15/19	97,785
100	Gaz Capital SA (Luxembourg) (b)	6.510	03/07/22	75,250
380	Questar Market Resources, Inc.	6.800	04/01/18	328,824
320	XTO Energy, Inc.	5.500	06/15/18	314,527
135	XTO Energy, Inc.	6.500	12/15/18	141,893

				1,793,248

	Integrated Energy 0.5%
550	Chevron Corp.	4.950	03/03/19	560,832
370	ConocoPhillips	5.200	05/15/18	367,509
200	ConocoPhillips	5.750	02/01/19	206,035
220	Consumers Energy Co., Ser F	4.000	05/15/10	222,852

				1,357,228

	Life Insurance 0.6%
55	American International Group, Inc. (b)	8.250	08/15/18	26,238
115	MetLife, Inc.	6.750	06/01/16	117,186
260	MetLife, Inc.	7.717	02/15/19	276,788
275	MetLife, Inc., Ser A	6.817	08/15/18	277,240
25	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	19,669
295	Principal Financial Group, Inc.	8.875	05/15/19	292,133
140	Prudential Financial, Inc.	6.625	12/01/37	120,798
430	Xlliac Global Funding (b)	4.800	08/10/10	399,086

				1,529,138

	Managed Health Care 0.0%
80	WellPoint, Inc.	7.000	02/15/19	82,051

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable 1.1%
$30	Comcast Cable Communications, Inc.	7.125%	06/15/13	$32,299
710	Comcast Corp.	5.700	05/15/18	705,463
20	Comcast Corp.	6.500	01/15/15	20,717
230	COX Communications, Inc. (b)	8.375	03/01/39	242,254
735	Time Warner Cable, Inc.	6.750	07/01/18	760,527
255	Time Warner Cable, Inc.	8.250	04/01/19	286,174
340	Time Warner Cable, Inc.	8.750	02/14/19	390,585
285	Time Warner, Inc.	5.875	11/15/16	275,544

				2,713,563

	Media-Noncable 0.6%
225	Grupo Televisa SA (Mexico)	6.000	05/15/18	216,851
475	News America, Inc. (b)	6.900	03/01/19	465,271
130	Pearson Dollar Finance Two PLC (United Kingdom) (b)	6.250	05/06/18	118,436
320	Viacom, Inc.	6.875	04/30/36	272,480
460	Vivendi (France) (b)	6.625	04/04/18	431,116

				1,504,154

	Metals 0.5%
425	ArcelorMittal (Luxembourg)	6.125	06/01/18	361,649
724	ArcelorMittal (Luxembourg)	9.850	06/01/19	744,717
265	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	261,367

				1,367,733

	Noncaptive-Consumer Finance 1.2%
425	American Express Credit Corp., Ser C	7.300	08/20/13	430,612
1,520	General Electric Capital Corp.	5.625	05/01/18	1,454,173
1,040	HSBC Finance Corp.	5.500	01/19/16	951,606
15	HSBC Finance Corp.	6.375	10/15/11	15,182
115	HSBC Finance Corp.	8.000	07/15/10	117,916

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance (continued)
$40	SLM Corp.	4.000%	01/15/10	$38,406

				3,007,895

	Oil Field Services 0.2%
315	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	316,203
170	Weatherford International Ltd. (Switzerland)	6.000	03/15/18	151,324

				467,527

	Pharmaceuticals 1.8%
250	Amgen, Inc.	5.700	02/01/19	258,128
400	Amgen, Inc.	5.850	06/01/17	415,901
430	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	485,059
315	Biogen Idec, Inc.	6.875	03/01/18	313,526
255	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	265,435
135	Hospira, Inc. (c)	1.712	03/30/10	133,436
205	Microsoft Corp.	4.200	06/01/19	202,114
440	Novartis Capital Corp.	4.125	02/10/14	450,949
985	Pfizer, Inc.	6.200	03/15/19	1,056,200
795	Roche Holdings, Inc. (b)	6.000	03/01/19	824,890
30	Wyeth	5.450	04/01/17	30,504
70	Wyeth	5.500	02/15/16	72,560

				4,508,702

	Pipelines 0.6%
105	CenterPoint Energy Resources Corp.	6.250	02/01/37	69,595
70	CenterPoint Energy Resources Corp.	7.875	04/01/13	73,561
119	Colorado Interstate Gas Co.	6.800	11/15/15	120,408
370	Enterprise Products Operating LLC	6.500	01/31/19	352,271

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$465	Kinder Morgan Finance Co. (Canada)	5.700%	01/05/16	$399,900
440	Plains All American Pipeline LP	6.700	05/15/36	379,039
205	Texas Eastern Transmission LP	7.000	07/15/32	202,551

				1,597,325

	Property & Casualty Insurance 0.9%
180	Ace INA Holdings, Inc.	5.600	05/15/15	173,998
730	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	633,655
220	Allstate Corp.	7.450	05/16/19	230,219
480	Berkshire Hathaway Finance Corp.	5.400	05/15/18	488,346
60	Chubb Corp.	5.750	05/15/18	60,576
100	Farmers Exchange Capital (b)	7.050	07/15/28	64,145
185	Travelers Cos., Inc.	5.800	05/15/18	190,262
315	Travelers Cos., Inc.	5.900	06/02/19	323,253

				2,164,454

	Railroads 0.4%
115	Canadian National Railway Co. (Canada)	5.550	05/15/18	117,914
105	Canadian National Railway Co. (Canada)	5.550	03/01/19	107,434
190	Norfolk Southern Corp. (b)	5.750	01/15/16	183,818
330	Union Pacific Corp.	6.125	02/15/20	328,390
220	Union Pacific Corp.	7.875	01/15/19	246,457

				984,013

	REITS 0.1%
250	Simon Property Group, LP	6.750	05/15/14	248,695

	Restaurants 0.3%
115	McDonald’s Corp.	5.000	02/01/19	116,353

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Restaurants (continued)
$320	McDonald’s Corp.	5.700%	02/01/39	$313,022
15	McDonald’s Corp.	6.300	10/15/37	15,917
125	Yum! Brands, Inc.	6.250	03/15/18	122,551
300	Yum! Brands, Inc.	6.875	11/15/37	267,662

				835,505

	Retailers 1.0%
260	CVS Caremark Corp.	5.750	06/01/17	260,081
270	CVS Caremark Corp.	6.600	03/15/19	280,912
42	CVS Lease Pass-Through Trust (b)	6.036	12/10/28	35,050
500	Home Depot, Inc.	5.400	03/01/16	491,170
410	Walgreen Co.	5.250	01/15/19	421,351
510	Wal-Mart Stores, Inc.	4.125	02/01/19	491,150
380	Wal-Mart Stores, Inc.	4.250	04/15/13	396,499
65	Wal-Mart Stores, Inc.	5.800	02/15/18	70,076
10	Wal-Mart Stores, Inc.	6.200	04/15/38	10,406

				2,456,695

	Schools 0.1%
350	Duke University, Ser 2009A	5.150	04/01/19	351,985

	Supermarkets 0.3%
105	Delhaize America, Inc.	9.000	04/15/31	115,687
335	Delhaize Group (Belgium)	5.875	02/01/14	337,409
115	Kroger Co.	5.000	04/15/13	117,096
165	Kroger Co.	6.400	08/15/17	172,850

				743,042

	Technology 1.1%
395	Cisco Systems, Inc.	4.950	02/15/19	398,153
95	Cisco Systems, Inc.	5.900	02/15/39	92,335
215	Corning, Inc.	6.625	05/15/19	217,012
265	Fiserv, Inc.	6.800	11/20/17	256,813
335	Hewlett-Packard Co.	4.750	06/02/14	351,251
120	Hewlett-Packard Co.	5.500	03/01/18	124,241

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$200	IBM Corp.	7.625%	10/15/18	$236,482
300	IBM Corp.	8.000	10/15/38	384,600
265	KLA Instruments Corp.	6.900	05/01/18	227,219
90	LG Electronics, Inc. (South Korea) (b)	5.000	06/17/10	89,146
70	Nokia Corp. (Finland)	5.375	05/15/19	69,623
285	Xerox Corp.	6.350	05/15/18	248,355

				2,695,230

	Tobacco 0.5%
235	Altria Group, Inc.	9.250	08/06/19	260,416
315	BAT International Finance PLC (United Kingdom) (b)	9.500	11/15/18	363,048
345	Philip Morris International, Inc.	5.650	05/16/18	353,632
300	Reynolds American, Inc.	6.500	07/15/10	305,160

				1,282,256

	Utility 0.2%
395	AES Corp. (b)	8.750	05/15/13	403,887

	Wireless 0.4%
270	Rogers Communications, Inc. (Canada)	6.800	08/15/18	288,771
310	Verizon Wireless Capital LLC (b)	5.550	02/01/14	328,163
275	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	284,248

				901,182

	Wireline 2.0%
500	AT&T Corp.	8.000	11/15/31	564,970
120	AT&T, Inc.	5.600	05/15/18	121,750
365	AT&T, Inc.	6.300	01/15/38	343,965
205	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	238,981

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$210	France Telecom SA (France)	8.500%	03/01/31	$270,007
110	Qwest Corp.	6.500	06/01/17	98,175
270	Qwest Corp.	6.875	09/15/33	190,350
155	Sprint Nextel Corp.	6.000	12/01/16	126,712
65	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	65,844
335	Telecom Italia Capital (Luxembourg)	4.950	09/30/14	318,364
460	Telecom Italia Capital (Luxembourg)	6.999	06/04/18	449,737
715	Telefonica Europe BV (Netherlands)	8.250	09/15/30	838,974
610	Verizon Communications, Inc.	5.500	02/15/18	612,373
535	Verizon Communications, Inc.	6.350	04/01/19	563,227
275	Verizon Communications, Inc.	8.950	03/01/39	337,326

				5,140,755

	Total Corporate Bonds 26.6%			67,630,298

	United States Government Agencies & Obligations 21.5%
4,825	Federal Home Loan Mortgage Corp.	4.875	06/13/18	5,165,867
700	Federal Home Loan Mortgage Corp.	5.125	11/17/17	759,134
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,058,528
3,000	Federal National Mortgage Association	5.000	05/11/17	3,246,795
9,335	United States Treasury Bond (STRIPS)	0.000	11/15/19	6,080,735
5,295	United States Treasury Bond (STRIPS)	0.000	05/15/21	3,116,145
7,015	United States Treasury Bond (STRIPS)	0.000	11/15/21	4,026,554
15,035	United States Treasury Bond (STRIPS)	0.000	11/15/21	8,617,355
2,705	United States Treasury Bond	3.500	02/15/39	2,331,799
5,750	United States Treasury Bond	4.250	05/15/39	5,668,252
3,540	United States Treasury Bond	6.250	08/15/23	4,295,018

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agencies & Obligations (continued)
$1,144	United States Treasury Inflation Indexed Bond	3.625%	04/15/28	$1,367,886
1,610	United States Treasury Note	1.750	01/31/14	1,577,177
2,100	United States Treasury Note	1.750	03/31/14	2,048,815
1,176	United States Treasury Note	2.750	02/15/19	1,105,538
1,119	United States Treasury Note	4.000	08/15/18	1,168,568
852	United States Treasury Note	4.750	08/15/17	944,056

	Total United States Government Agencies & Obligations 21.5%			54,578,222

	Collateralized Mortgage Obligations 2.8%
75	American Home Mortgage Assets (c) (g)	0.619	10/25/46	5,885
525	Banc of America Commercial Mortgage, Inc.	5.451	01/15/49	405,604
650	Banc of America Commercial Mortgage, Inc. (d)	5.745	02/10/51	517,428
1,075	Citigroup Commercial Mortgage Trust (d)	5.700	12/10/49	843,803
625	Citigroup Commercial Mortgage Trust (d)	5.726	03/15/49	525,943

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$748	Countrywide Alternative Loan Trust (c) (g)	0.579%	12/25/46	$83,413
541	Countrywide Alternative Loan Trust (c) (g)	0.676	03/20/46	54,056
95	Countrywide Home Loans (c)	0.579	04/25/35	40,363
2,362	Federal Home Loan Mortgage Corp. (REMIC) (c)	0.844	07/15/28	2,332,057
169	Federal National Mortgage Association (REMIC) (e) (g)	6.000	07/25/33	19,752
70	Federal National Mortgage Association (REMIC) (e) (g)	7.000	05/25/33	11,138
775	Greenwich Capital Commercial Funding Corp.	5.444	03/10/39	611,727
450	GS Mortgage Securities Corp. II	5.560	11/10/39	366,710
88	Harborview Mortgage Loan Trust (c)	0.766	06/20/35	29,420
350	JP Morgan Chase Commercial Mortgage Securities Corp. (d)	5.746	02/12/49	268,066
575	JP Morgan Chase Commercial Mortgage Securities Corp. (d)	5.819	06/15/49	451,180
625	LB-UBS Commercial Mortgage Trust (d)	5.866	09/15/45	496,171
728	MASTR Adjustable Rate Mortgages Trust (c) (g)	2.454	04/25/46	75,395
72	Structured Asset Mortgage Investments, Inc. (c) (g)	0.589	07/25/46	8,411

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$225	Washington Mutual Mortgage Pass-Through Certificates (c) (g)	0.659%	06/25/46	$6,975

	Total Collateralized Mortgage Obligations 2.8%			7,153,497

	Adjustable Rate Mortgage Backed Securities 1.3%
223	Federal Home Loan Mortgage Corp. (c)	5.743	01/01/37	231,586
235	Federal Home Loan Mortgage Corp. (c)	5.782	04/01/37	240,826
469	Federal Home Loan Mortgage Corp. (c)	5.882	10/01/36	490,418
575	Federal National Mortgage Association (c)	4.189	11/01/33	583,458
291	Federal National Mortgage Association (c)	4.745	06/01/36	300,218
357	Federal National Mortgage Association (c)	5.121	11/01/35	369,488
449	Federal National Mortgage Association (c)	5.440	04/01/37	467,432
440	Federal National Mortgage Association (c)	5.797	05/01/37	459,477
133	Government National Mortgage Association II (c)	4.375	01/20/25	135,627
55	Government National Mortgage Association II (c)	5.375	05/20/25 to 06/20/25	56,473

	Total Adjustable Rate Mortgage Backed Securities 1.3%			3,335,003

	Asset Backed Securities 1.2%
266	Capital Auto Receivables Asset Trust (c)	0.354	04/15/11	264,060
576	Capital Auto Receivables Asset Trust (c)	0.404	07/15/10	564,171

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$227	Capital Auto Receivables Asset Trust (c)	0.404%	05/15/11	$226,253
19	Carrington Mortgage Loan Trust (c)	0.379	10/25/36	18,550
52	Countrywide Asset-Backed Certificates (c)	0.509	07/25/34	23,324
377	Countrywide Asset-Backed Certificates (c)	0.699	11/25/34	250,835
363	Countrywide Asset-Backed Certificates (c)	0.989	06/25/33	308,922
0	Credit Based Asset Servicing and Securitization LLC (c)	0.477	07/25/36	62
452	Ford Credit Auto Owner Trust (c)	0.944	07/15/10	452,152
61	New Century Home Equity Loan Trust (c)	0.679	08/25/34	30,816
270	Nissan Auto Receivables Owner Trust (c)	0.844	05/17/10	270,229
603	Provident Bank Home Equity Loan Trust (c)	0.849	08/25/31	206,458
85	Renaissance Home Equity Loan Trust (c)	0.419	06/25/37	76,889
60	Residential Asset Mortgage Products, Inc. (c)	0.379	08/25/36	58,999
39	Residential Asset Mortgage Products, Inc. (c)	0.399	10/25/36	38,675
152	SLM Student Loan Trust (c)	1.082	10/27/14	150,704
42	Specialty Underwriting & Residential Finance (c)	0.579	05/25/35	17,768

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$72	Structured Asset Investment Loan Trust (c)	1.049%	11/25/33	$42,848

	Total Asset Backed Securities 1.2%			3,001,715

	Municipal Bonds 0.4%
	California 0.3%
630	California St Taxable Var Purp 3	5.950	04/01/16	645,851

	Illinois 0.1%
345	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184	01/01/34	345,583

	Total Municipal Bonds 0.4%			991,434

	Foreign Government Obligations 0.4%
810	Brazilian Government International Bond (Brazil)	6.000	01/17/17	839,565
135	Korea Railroad Corp. (Republic of Korea (South Korea)) (b)	5.375	05/15/13	132,307

	Total Foreign Government Obligations 0.4%			971,872

	Total Long-Term Investments 90.9% (Cost $230,850,628)			230,703,148

Description	Contracts	Expiration Date	Exercise Price	Market Value

Purchased Options 0.0%
2-Year EuroDollar Midcurve Call, September 2009 (Cost $323,295)	418	09/19/09	97.750	75,762

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Description	Value

Short-Term Investments 19.4%
Repurchase Agreements 4.8%
JPMorgan Chase & Co. ($11,728,513 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $11,728,689)	$11,728,513
State Street Bank & Trust Co. ($566,487 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $566,488)	566,487

Total Repurchase Agreements 4.8%	12,295,000

United States Government Agency Obligations 14.6%
Federal Home Loan Bank Discount Notes ($12,000,000 par, yielding 0.558%, 07/08/09 maturity)	11,996,793
Federal Home Loan Bank Discount Notes ($4,000,000 par, yielding 0.203%, 08/21/09 maturity)	3,998,200
Freddie Mac Discount Notes ($5,000,000 par, yielding 0.506%, 07/06/09 maturity)	4,998,882
United States Treasury Bill ($3,500,000 par, yielding 0.183%, 06/11/09 maturity)	3,499,825
United States Treasury Bill ($4,507,000 par, yielding 0.274%, 11/12/09 maturity) (f)	4,501,460
United States Treasury Bill ($8,000,000 par, yielding 0.184%, 08/06/09 maturity)	7,997,338

Total United States Government Agency Obligations 14.6%	36,992,498

Total Short-Term Investments 19.4% (Cost $49,287,498)	49,287,498

Total Investments 110.3% (Cost $280,461,421)	280,066,408

Liabilities in Excess of Other Assets (10.3%)	(26,179,736)

Written Options 0.0%*	(6,525)

Net Assets 100.0%	$253,880,147

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

*	Amount is less than 0.1%.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	Variable Rate Coupon

(e)	IO — Interest Only

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of May 31, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $243,325 per contract)	28	$(1,742)
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $244,188 per contract)	28	3,322
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $242,525 per contract)	28	(6,533)
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $241,713 per contract)	28	(11,135)
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,969 per contract)	7	4,359
U.S. Treasury Notes 2-Year Futures, September 2009 (Current Notional Value of $216,813 per contract)	313	67,276
U.S. Treasury Notes 5-Year Futures, September 2009 (Current Notional Value of $115,469 per contract)	279	(18,549)

Total Long Contracts:	711	36,998

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2009 (Current Notional Value of $117,656 per contract)	224	(218,223)
U.S. Treasury Notes 10-Year Futures, September 2009 (Current Notional Value of $117,000 per contract)	211	122,481

Total Short Contracts:	435	(95,742)

Total Futures Contracts	1,146	$(58,744)

Written options outstanding as of May 31, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
2-Year EuroDollar Midcurve Call, September 2009	$98.50	09/19/09	348	$(41,403)	$(6,525)

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
Swap agreements outstanding as of May 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Ratining
		Buy/Sell	Fixed	Expiration	Amount	Upfront		of Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Merrill Lynch International	CDX.NA.IG.12	Sell	1.000%	06/20/14	$10,000	$(368,673)	$(155,370)	NR

Total Credit Default Swaps

*	Credit rating as issued by Standard and Poor’s.

NR — Not Rated
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	**	05/17/21	$3,616	$(314,898)
Bank of America, N.A.	USD-LIBOR BBA	Pay	**	11/15/21	6,249	(565,511)
Barclays Bank PLC	USD-LIBOR BBA	Pay	**	11/15/21	933	(80,138)
Barclays Bank PLC	USD-LIBOR BBA	Pay	4.640	05/27/19	5,248	(19,389)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	**	11/15/21	3,797	(326,084)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.290	05/29/19	20,570	425,799
UBS AG London	USD-LIBOR BBA	Pay	4.660	05/27/19	15,322	(44,774)

						(924,995)

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	5,715	(463,931)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/21	3,873	(346,049)
Barclays Bank PLC	USD-LIBOR BBA	Receive	4.040	05/27/39	1,204	(6,294)
Deutsche Bank AG Frankfurt	USD-LIBOR BBA	Receive	**	11/15/21	3,242	(185,162)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,976	(286,576)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	5,198	(414,932)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.420	05/29/39	4,750	(340,857)

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
UBS AG London	USD-LIBOR BBA	Receive	4.040%	05/27/39	$3,546	$(18,536)

						(2,062,337)

Total Interest Rate Swaps						(2,987,332)

Inflation Asset Swap

	Reference Entity		Pay		Notional
	United States	Receive	Fixed	Expiration	Amount
Counterparty	Treasury Inflation	Floating Rate Index	Rate	Date	(000)	Value
Barclays Bank PLC	Indexed Bond*	USD-LIBOR BBA	3.625%	04/15/28	$870	$84,483

Total Swap Agreements						$(3,058,219)

*	Principal amount of security adjusted for inflation.

**	Zero Coupon Swap. The Fund and/or counterparty will make a net payment at the expiration date.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
		Other	Other
	Investments in	Financial	Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 — Quoted Prices	$75,763	$197,438	$262,707
Level 2 — Other Significant Observable Inputs	279,725,620	510,282	3,568,501
Level 3 — Significant Unobservable Inputs	265,025	-0-	-0-

Total	$280,066,408	$707,720	$3,831,208

*	Other financial instruments include futures, written options and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 8/31/08	$135,618
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	70,791
Change in Unrealized Appreciation/Depreciation	(234,350)
Net Purchases/Sales	(267,993)
Net Transfers in and/or out of Level 3	560,959

Balance as of 5/31/09	$265,025

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 5/31/09	$(226,031)

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
          The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
          The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
          The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/ depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.
          The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
          Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No.10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	July 21, 2009